LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]

22. LEASE LIABILITIES

The Company has Category I leases, Category II leases and equipment financing liabilities for various mine and plant equipment, office space and land. Category I leases and equipment financing obligations require underlying assets to be pledged as security against the obligations and all of the risks and rewards incidental to ownership of the underlying asset being transferred to the Company. For Category II leases, the Company controls but does not have ownership of the underlying right-of-use assets.

Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest rate method.

Certain lease agreements may contain lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as vehicles, the Company has elected to account for the lease and non-lease components as a single lease component.

The movement in lease liabilities during the periods ended December 31, 2025 and December 31, 2024 are comprised of the following:

	Category I	Category II
	Leases(a)	Leases(b)	Total
Balance at December 31, 2023	$4,671	$32,031	$36,702
Additions	1,110	7,992	9,102
Remeasurements	-	1,157	1,157
Finance costs	209	2,067	2,276
Repayments of principal	(3,119)	(14,152)	(17,271)
Repayments of finance costs	(209)	(2,053)	(2,262)
Foreign exchange	-	(2,169)	(2,169)
Balance at December 31, 2024	$2,662	$24,873	$27,535
Acquisition of Gatos (Note 4)	-	415	415
Additions	635	185	820
Remeasurements	-	4,924	4,924
Finance costs	165	1,591	1,756
Repayment of principal	(2,003)	(16,146)	(18,149)
Repayments of finance costs	(165)	(1,576)	(1,741)
Foreign Exchange	-	963	963
Balance at December 31, 2025	$1,294	$15,229	$16,523
Statements of Financial Position Presentation
Current portion of lease liabilities	$1,857	$14,358	$16,215
Non-current portion of lease liabilities	805	10,515	11,320
Balance at December 31, 2024	$2,662	$24,873	$27,535
Current portion of lease liabilities	$1,082	$9,710	$10,792
Non-current portion of lease liabilities	212	5,519	5,731
Balance at December 31, 2025	$1,294	$15,229	$16,523

(a) Category I leases

Category I leases primarily relate to financing arrangements entered into for the rental of vehicles and equipment. These leases have remaining lease terms of one year, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from 7.5% to 8.5% per annum.

(b) Category II leases

Category II leases primarily relate to equipment and building rental contracts, land easement contracts and service contracts that contain embedded leases for property, plant and equipment. These leases have remaining lease terms of one to seven years, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from 4.5% to 11.8% per annum.

During the year ended December 31, 2025 and 2024, the amounts of lease payments recognized in the profit and loss are summarized as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Expenses relating to variable lease payments not included in the measurement of lease liability	$92,486	$75,789
Expenses relating to short-term leases	28,114	19,059
Expenses relating to low value leases	243	98
	$120,843	$94,946